September 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® Dynamic 2050 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
September 30, 2025
BlackRock LifePath® Dynamic 2050 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 87.4%
BlackRock Real Estate Securities Fund	565,155	$ 8,629,914
BlackRock Tactical Opportunities Fund, Class K	1,277,392	20,463,817
Diversified Equity Master Portfolio	$186,958,792	186,958,792
International Tilts Master Portfolio	$61,641,825	61,641,825
iShares Core MSCI Emerging Markets ETF	645,408	42,545,295
iShares Core MSCI International Developed Markets ETF(b)	308,808	24,757,139
iShares MSCI Canada ETF(b)	51,080	2,582,094
iShares MSCI EAFE Small-Cap ETF	123,953	9,509,674
		357,088,550
Fixed-Income Funds — 7.3%
BlackRock Diversified Fixed Income Fund, Class K	1,461,249	13,969,537
iShares Broad USD Investment Grade Corporate Bond ETF(b)	299,250	15,626,835
		29,596,372

Security	Shares	Value
Money Market Funds — 13.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(c)(d)	26,444,845	$ 26,458,067
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(c)	27,209,629	27,209,629
		53,667,696
Total Investments — 107.8% (Cost: $366,930,627)		440,352,618
Liabilities in Excess of Other Assets — (7.8)%		(31,770,104)
Net Assets — 100.0%		$ 408,582,514

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares/ Investment Value Held at 09/30/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K(a)	$ 8,238,298	$ 18,037,179	$ (26,135,075)	$ 149,625	$ (290,027)	$ —	—	$ —	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	8,355,438	18,104,385 (b)	—	(2,512)	756	26,458,067	26,444,845	36,133 (c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	67,080,148	—	(39,870,519)(b)	—	—	27,209,629	27,209,629	1,171,802	—
BlackRock Diversified Fixed Income Fund, Class K	104,181	13,689,539	—	—	175,817	13,969,537	1,461,249	255,242	—
BlackRock High Yield Bond Portfolio, Class K(a)	—	—	—	—	—	—	—	(2,940)	—
BlackRock Real Estate Securities Fund	4,747,954	4,271,047	(576,032)	(57,018)	243,963	8,629,914	565,155	107,047	—
BlackRock Tactical Opportunities Fund, Class K	8,565,747	10,742,977	—	—	1,155,093	20,463,817	1,277,392	—	—
Diversified Equity Master Portfolio	143,107,048	24,746,302 (b)(d)	—	6,839,969	12,265,473	186,958,792	$186,958,792	2,249,766	—
International Tilts Master Portfolio	26,864,425	26,053,133 (b)(d)	—	2,156,411	6,567,856	61,641,825	$61,641,825	889,404	—
iShares Broad USD Investment Grade Corporate Bond ETF	—	15,169,324	—	—	457,511	15,626,835	299,250	217,525	—
iShares Core MSCI Emerging Markets ETF	—	36,143,001	—	—	6,402,294	42,545,295	645,408	428,586	—
iShares Core MSCI International Developed Markets ETF	—	22,687,531	—	—	2,069,608	24,757,139	308,808	340,936	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	4,099,130	—	(4,112,137)	(174,564)	187,571	—	—	63,399	—
iShares MSCI Canada ETF	2,150,730	2,220,479	(2,240,289)	62,497	388,677	2,582,094	51,080	12,060	—
iShares MSCI EAFE Small-Cap ETF	7,077,496	22,992,430	(23,684,801)	1,346,406	1,778,143	9,509,674	123,953	112,694	—
				$ 10,320,814	$ 31,402,735	$ 440,352,618		$ 5,881,654	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock LifePath® Dynamic 2050 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	38	12/11/25	$ 8,058	$ 56,245
S&P/TSE 60 Index	25	12/18/25	6,369	118,635
E-mini Russell 2000 Index	115	12/19/25	14,119	80,543
Micro E-mini S&P 500 Index	821	12/19/25	27,663	361,107
MSCI EAFE Index	6	12/19/25	836	(447)
MSCI Emerging Markets Index	31	12/19/25	2,108	38,196
S&P 500 E-Mini Index	24	12/19/25	8,087	107,889
				762,168
Short Contracts
NASDAQ 100 E-Mini Index	25	12/19/25	12,451	(324,688)
Ultra U.S. Treasury Bond	92	12/19/25	11,057	(284,470)
				(609,158)
				$ 153,010
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	11,074,011	USD	7,297,985	Morgan Stanley & Co. International PLC	12/17/25	$ 36,291
EUR	6,707,132	USD	7,907,315	Morgan Stanley & Co. International PLC	12/17/25	1,727
USD	243,446	EUR	206,000	Goldman Sachs International	12/17/25	531
						38,549
CAD	1,969,000	USD	1,431,108	Morgan Stanley & Co. International PLC	12/17/25	(11,203)
CAD	7,595,444	USD	5,516,191	Morgan Stanley & Co. International PLC	12/17/25	(38,889)
CAD	10,809,770	USD	7,850,596	Morgan Stanley & Co. International PLC	12/17/25	(55,346)
EUR	6,707,132	USD	7,926,314	Goldman Sachs International	12/17/25	(17,272)
JPY	2,344,146,764	EUR	13,574,462	Goldman Sachs International	12/17/25	(34,015)
JPY	2,344,146,987	USD	16,035,263	Goldman Sachs International	12/17/25	(62,287)
						(219,012)
						$ (180,463)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock LifePath® Dynamic 2050 Fund

Fair Value Hierarchy as of Period End (continued)
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 108,487,933	$ —	$ —	$ 108,487,933
Fixed-Income Funds	29,596,372	—	—	29,596,372
Money Market Funds	53,667,696	—	—	53,667,696
	$191,752,001	$—	$—	191,752,001
Investments Valued at NAV(a)				248,600,617
				$ 440,352,618
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 706,370	$ 56,245	$ —	$ 762,615
Foreign Currency Exchange Contracts	—	38,549	—	38,549
Liabilities
Equity Contracts	(325,135)	—	—	(325,135)
Foreign Currency Exchange Contracts	—	(219,012)	—	(219,012)
Interest Rate Contracts	(284,470)	—	—	(284,470)
	$96,765	$(124,218)	$—	$(27,453)

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s